Stock-Based Compensation - Western Stock-Based Compensation Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess Tax Benefit from Share-based Compensation, Operating Activities	$ 871	$ 1,144	$ 8,362
Statutory Blended Tax Rate, Excess Tax Benefit	38.10%	38.30%	37.80%
Long Term Incentive Plan, 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	19,856
Incentive Plan of Western Refining, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,730,269
Incentive Plans of Western Refining, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 4,231	$ 4,338	$ 5,489
Incentive Plans of Western Refining, Inc. [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	0	3,842	694,622
Excess Tax Benefit from Share-based Compensation, Operating Activities		$ 0	$ 7,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		100	4,100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested		$ 100	$ 23,800
Incentive Plans of Western Refining, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Total Weighted Average Grant Date Fair Value	$ 14,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 14,200
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	399,214	380,695	442,887	440,860
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 10,700
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 5 months 5 days
Excess Tax Benefit from Share-based Compensation, Operating Activities	$ 900	$ 1,100	$ 900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	3,800	4,200	3,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	6,100	$ 7,100	$ 5,600
WNRL 2013 LTIP [Member] | Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Total Weighted Average Grant Date Fair Value	7,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 6,900
Common Stock, Capital Shares Reserved for Future Issuance	4,165,952
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	279,787	280,251	10,908	0
Allocated Share-based Compensation Expense	$ 2,000	$ 1,600
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 6,200
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 4 months 13 days
Minimum [Member] | Incentive Plans of Western Refining, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year
Maximum [Member] | Incentive Plans of Western Refining, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years